Dalton, Greiner, Hartman, Maher & Co., LLC

Summary Prospectus

DGHM MicroCap Value Fund
Investor Class Ticker: DGMMX
Institutional Class Ticker: DGMIX

June 28, 2018

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.dghmfunds.com. You may also obtain this information at no cost by calling (800) 653-2839. The Fund’s Prospectus and Statement of Additional Information dated June 28, 2018 are incorporated by reference into this Summary Prospectus.

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Investment Objective
The investment objective of the DGHM MicroCap Value Fund (the “MicroCap Value Fund”) is long-term capital appreciation.

Fees and Expenses of the MicroCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.

Shareholder Fees	Institutional
(fees paid directly from your investment)	Class	Investor Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	None	None
Redemption Fee (on shares redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.67%	0.76%
Shareholder Services Plan	0.03%	0.02%

Total Annual Fund Operating Expenses[1]	1.70%	2.03%
Fee Waivers and/or Expense Reimbursements[1]	(0.51%)	(0.57%)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.19%	1.46%
1 The Advisor has agreed, through June 30, 2019, to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the

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ordinary course of the MicroCap Value Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and expenses incurred under a shareholder servicing or administrative servicing plan, each as applicable) to not more than 1.19% of the average daily net assets of each share class. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived and/or reimbursed within the previous three years following the date such waiver and/or reimbursement was made, provided that the MicroCap Value Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the of the recoupment.

Example
The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$121	$486	$875	$1,966
Investor Class	$149	$582	$1,041	$2,313

Portfolio Turnover
The MicroCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the MicroCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the MicroCap Value Fund’s performance. During the most recent fiscal year ended February 28, 2018, the MicroCap Value Fund’s portfolio turnover rate was 50.99% of the average value of its portfolio.

Principal Investment Strategies
To achieve its investment objective, the MicroCap Value Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, in publicly traded equity securities of micro-capitalization issuers that the Advisor believes are undervalued. Publicly traded equity securities include common stocks, preferred stocks, and convertible securities of various micro-capitalization issuers,

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and exchange-traded funds (“ETFs”) that invest in such securities. The MicroCap Value fund defines a micro capitalization company as a company with a market capitalization within a range of $50 million and $1.1 billion; this range is determined by the capitalization range of the companies held in the Russell 2000 Value® Index as of the date of the index’s annual rebalancing each June.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the MicroCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor, which focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies. The Advisor may weigh other factors against a company’s valuation in deciding which securities the MicroCap Value Fund may purchases. These factors may include the following:

•	quality of the business franchise,
•	competitive advantage,
•	economic or market conditions,
•	deployment of capital, and
•	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or when the security has appreciated to the point that it is no longer attractive for the MicroCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the MicroCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market. In implementing the investment strategy of the MicroCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Principal Risks
An investment in the MicroCap Value Fund is subject to investment risks, including loss of money invested in the Fund. There can be no assurance that the MicroCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the MicroCap Value Fund to achieve its investment objective. Generally, the MicroCap Value Fund will be subject to the following additional risks:

•	Market Risk
Market risk refers to the risk that the value of securities in the MicroCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

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•	Equity Securities

Since the MicroCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•	Convertible Securities

Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•	Micro-Cap Securities

Investing in the securities of micro-cap companies generally involves substantially greater risk than investing in larger, more established companies. Micro-cap companies may have erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products. Such companies may also have less publicly available corporate information as compared to larger companies.

•	Management Style Risk

Because the MicroCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the MicroCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•	Sector Risk

Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the MicroCap Value Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•	Issuer Risk

The value of any of the MicroCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

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•	ETF Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the MicroCap Value Fund’s expenses.

Fund’s Past Performance
The bar chart and performance table below illustrate the variability of the MicroCap Value Fund’s returns. The MicroCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the MicroCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the MicroCap Value Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one-year and since inception periods compare with the returns of a broad-based securities market index. Updated information on the MicroCap Value Fund’s results can be obtained by visiting www.dghmfunds.com or by calling toll free at 1-800-653-2839.

DGHM Microcap, G.P., a privately offered fund managed by the MicroCap Value Fund’s portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Value Fund, a series of World Funds Trust, a Delaware statutory trust (the “Reorganization”).The MicroCap Value Fund commenced operations on June 1, 2016 after the Reorganization. The Predecessor Fund commenced operations on December 18, 1991. The Predecessor Fund had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the MicroCap Value Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Value Fund. However, the Predecessor Fund was not registered as an investment company under the 1940 Act, and it was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The MicroCap Value Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the Predecessor Fund (net of actual fees and expenses charged to the Predecessor Fund). Because the Predecessor Fund was offered to its investors without the imposition of a management fee, the MicroCap Value Fund’s performance for periods prior to June 1, 2016, has been adjusted to reflect the deduction of the highest management fee assessed by the Advisor to its separate account clients that pursue an investment strategy similar to that of the MicroCap Value Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or

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expense limitations applicable to each class of shares of the MicroCap Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the MicroCap Value Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the MicroCap Value Fund’s commencement of operations on June 1, 2016, the performance will be that of each class of shares and will differ as a result of the different levels of fees and expenses applicable to each class of shares. The MicroCap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart shows the MicroCap Value Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2017. The performance of the MicroCap Value Fund’s Investor Class shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

During the periods shown in the bar chart, the Institutional Class’ highest return for a calendar quarter was 16.10% (quarter ending 06/30/09) and the Institutional Class’ lowest return for a calendar quarter was -25.55% (quarter ending 12/31/08). The year-to-date return for the Institutional Class as of March 31, 2018 was -2.73%.

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The following table shows how average annual total returns of the MicroCap Value Fund’s Institutional Class compared to those of the MicroCap Value Fund’s benchmarks. The table also presents the impact of taxes on the MicroCap Value Fund’s Institutional Class.

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception (12/18/1991)

Institutional Class Return Before Taxes	15.41%	16.56%	8.94%	13.05%
Institutional Class Return After Taxes on Distribution[1]	10.91%	15.64%	8.49%	12.87%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares[1]	9.55%	13.08%	5.82%	11.85%
Investor Class Return before Taxes[2]	15.02%	16.22%	8.65%	12.76%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%	N/A
Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.09%	14.60%	7.89%	N/A
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
2 The returns in the table above reflect the returns of the Predecessor Fund as adjusted to reflect the estimated internal operating expenses of the MicroCap Value Fund’s Investor Class shares. Investor Class shares would have substantially similar annual returns as the Predecessor Fund because the shares would have been invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.

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Investment Advisor
Dalton, Greiner, Hartman, Maher & Co., LLC is the investment advisor to the MicroCap Value Fund.

Portfolio Managers
The Advisor’s investment team that is primarily responsible for the day-to-day management of the MicroCap Value Fund is comprised of the following individuals:

•	Bruce H. Geller, Portfolio Manager since the MicroCap Value Fund’s inception.
•	Jeffrey C. Baker, Portfolio Manager since the MicroCap Value Fund’s inception.
•	Peter A. Gulli, Portfolio Manager since the MicroCap Value Fund’s inception.
•	Donald S. Porter, Portfolio Manager since the MicroCap Value Fund’s inception.

General Summary Information

Tax Information
You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.